Note 17 - Segmented Information	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
17.	SEGMENTED INFORMATION

The Company operates primarily in one operating segment, being the exploration and development of mineral properties in North America. The Company’s principal asset, its 44% ownership in the Juanicipio Project, is located in Mexico, and the Company also has other exploration properties in North America. The Company’s executive and head office is located in Canada.